UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Shares		Value (000)

COMMON STOCK — 99.7%
Consumer Discretionary — 21.6%
5,447	Amazon.com*	$1,833
21,760	Discovery Communications*	1,799
23,799	Michael Kors Holdings*	2,220
2,052	priceline.com*	2,446
9,780	Tesla Motors*	2,039
29,190	TJX	1,770

		12,107

Energy — 6.9%
9,020	EOG Resources	1,770
40,280	FMC Technologies*	2,106

		3,876

Health Care — 20.1%
7,686	Alexion Pharmaceuticals*	1,169
5,180	Biogen Idec*	1,585
26,570	Bristol-Myers Squibb	1,380
11,510	Celgene*	1,607
23,500	Gilead Sciences*	1,665
6,966	Illumina*	1,035
11,570	Pharmacyclics*	1,160
23,730	Vertex Pharmaceuticals*	1,678

		11,279

Industrials — 8.0%
49,660	Fastenal	2,449
8,020	Precision Castparts	2,027

		4,476

Information Technology — 39.8%
35,540	ARM Holdings PLC	1,811
10,260	Baidu*	1,563
36,940	Cognizant Technology Solutions*	1,870
25,890	Facebook*	1,560
1,800	Google*	2,006
12,250	LinkedIn*	2,266
20,037	MercadoLibre	1,906
31,870	Red Hat*	1,688
35,650	Salesforce.com*	2,035
18,560	Splunk*	1,327
9,810	Visa	2,118
20,080	VMware*	2,169

		22,319

Materials — 3.3%
16,130	Monsanto	1,835

TOTAL COMMON STOCK (Cost $50,871)		55,892

SHORT-TERM INVESTMENT (A) — 0.5%
266,509	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $267)	267

TOTAL INVESTMENTS (Cost $51,138†) — 100.2%		$56,159

Percentages are based on Net Assets of $56,030 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2014.

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $51,138, and the unrealized appreciation and depreciation were $6,980 and $(1,959) respectively.

PLC — Public Liability Company.

Cost figures are shown in thousands.

March 31, 2014	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

As of March 31, 2014, all of the Fund’s investments were considered level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

March 31, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Shares		Value (000)

COMMON STOCK — 95.4%
Consumer Discretionary — 9.4%
10,075	Comcast	$504
1,950	Hanesbrands	149
17,760	Home Depot	1,405
11,925	Macy’s	707
7,350	Mattel	295
10,190	McDonald’s	999
14,630	Time Warner	956
5,450	TJX	331
6,340	VF	392

		5,738

Consumer Staples — 8.9%
19,550	Altria Group	732
13,040	Coca-Cola Co.	504
4,675	CVS	350
8,500	General Mills	440
4,825	Kellogg	303
6,725	Kimberly-Clark	742
15,500	Philip Morris International	1,269
9,890	Procter & Gamble	797
4,100	Wal-Mart Stores	313

		5,450

Energy — 9.4%
6,350	BP PLC	305
10,870	Chevron	1,293
10,025	ConocoPhillips	705
4,860	Ensco PLC	257
12,700	Exxon Mobil	1,241
3,225	Occidental Petroleum	307
6,665	Phillips 66	514
8,650	Royal Dutch Shell PLC ADR	632
5,275	Schlumberger	514

		5,768

Financials — 17.2%
4,985	ACE	494
8,000	American Express	720
2,555	BlackRock	803
4,885	Chubb	436
6,155	CME Group	456
25,500	JPMorgan Chase	1,548
15,510	Marsh & McLennan	765
6,365	MetLife	336
8,290	Northern Trust	543
6,960	PNC Financial Services Group	606
1,985	Public Storage‡	335
1,825	Simon Property Group‡	299
4,415	T Rowe Price Group	364
13,705	Unum Group	484
21,660	US Bancorp	928
27,935	Wells Fargo	1,389

		10,506

Health Care — 14.2%
25,700	AbbVie	1,321
10,855	Amgen	1,339
17,560	Johnson & Johnson	1,725
31,615	Merck	1,795
56,610	Pfizer	1,818
17,800	Roche Holding AG	671

		8,669

Industrials — 10.5%
8,550	Boeing	1,073
7,300	Dover	597

March 31, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Shares		Value (000)

Industrials — (continued)
6,315	Emerson Electric	$422
10,760	Honeywell International	998
3,955	Illinois Tool Works	322
4,750	Parker Hannifin	568
10,400	Raytheon	1,027
6,400	United Parcel Service	623
3,150	United Technologies	368
10,190	Waste Management	429

		6,427

Information Technology — 13.9%
11,690	Accenture PLC	932
1,095	Apple	588
8,535	Automatic Data Processing	659
35,800	Cisco Systems	802
33,000	EMC	905
36,890	Intel	952
4,860	International Business Machines	935
8,930	Kla-Tencor	618
38,000	Microsoft	1,558
11,925	Texas Instruments	562

		8,511

Materials — 3.7%
11,325	EI du Pont de Nemours	760
4,700	LyondellBasell Industries NV	418
3,800	Sherwin-Williams	749
8,070	Sonoco Products	331

		2,258

Telecommunication Services — 3.9%
16,400	AT&T	575
38,600	Verizon Communications	1,836

		2,411

Utilities — 4.3%
7,900	American Electric Power	400
10,650	CMS Energy	312
4,725	Dominion Resources	335
4,065	Duke Energy	290
3,410	NextEra Energy	326
6,765	Northeast Utilities	308
3,410	Sempra Energy	330
6,860	Wisconsin Energy	319

		2,620

TOTAL COMMON STOCK (Cost $39,378)		58,358

EXCHANGE TRADED FUND — 1.1%
3,590	SPDR S&P 500 ETF Trust, Ser 1 (Cost $560)	672

PREFERRED STOCK — 0.7%
19,906	Fifth Third Bancorp, 8.50% (Cost $347)	457

SHORT-TERM INVESTMENT (A) — 2.6%
1,597,034	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $1,597)	1,597

TOTAL INVESTMENTS (Cost $41,882†) — 99.8%		$61,084

Percentages are based on Net Assets of $61,190(000).

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $41,882, and the unrealized appreciation and depreciation were $19,300 and $(98) respectively.

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of March 31, 2014.

March 31, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Cost figures are shown in thousands.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

S&P — Standard & Poor’s

As of March 31, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

	CORPORATE OBLIGATIONS — 60.5%
Banks — 5.0%
	Bank of Oklahoma
$500	0.926%, 05/15/17(A)	$497
	Barclays Bank PLC
675	6.750%, 05/22/19	810
	Citigroup
520	6.000%, 08/15/17	589
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	605
300	0.637%, 07/22/15(A)	300
	JPMorgan Chase
450	3.150%, 07/05/16	471
	US Bancorp MTN
500	3.000%, 03/15/22	495

		3,767

Consumer Discretionary — 6.5%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	418
	AutoZone
250	4.000%, 11/15/20	261
	Comcast
550	3.600%, 03/01/24	553
	DIRECTV Holdings LLC
775	3.800%, 03/15/22	767
	Dollar General
500	1.875%, 04/15/18	491
	Ford Motor Credit LLC
680	2.375%, 03/12/19	675
	Home Depot
700	5.875%, 12/16/36	843
	Johnson Controls
500	4.250%, 03/01/21	536
	McDonald’s MTN
350	1.875%, 05/29/19	345

		4,889

Consumer Staples — 4.8%
	Campbell Soup
500	4.250%, 04/15/21	528
	Coca-Cola
200	2.450%, 11/01/20	197
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	812
	ConAgra Foods
250	1.900%, 01/25/18	248
	Genentech
1,000	4.750%, 07/15/15	1,053
	Hershey
250	2.625%, 05/01/23	235
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	517

		3,590

Energy — 6.8%
	BP Capital Markets PLC
265	3.814%, 02/10/24	267

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Energy — (continued)
	Cameron International
$375	4.500%, 06/01/21	$402
	Devon Energy
400	6.300%, 01/15/19	469
	Halliburton
1,000	6.150%, 09/15/19	1,183
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	633
	Murphy Oil
625	2.500%, 12/01/17	635
	Occidental Petroleum
375	2.700%, 02/15/23	354
	ONEOK Partners
500	3.200%, 09/15/18	516
	Schlumberger Investment SA
400	3.650%, 12/01/23	406
	Valero Energy
225	6.625%, 06/15/37	271

		5,136

Financials — 15.2%
	Aflac
1,000	8.500%, 05/15/19	1,285
	Aon
500	3.125%, 05/27/16	520
	Bank of America
750	2.600%, 01/15/19	753
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	540
	Branch Banking & Trust
400	1.000%, 04/03/17	396
	General Electric Capital MTN
600	1.233%, 03/15/23(A)	598
	Lincoln National
500	8.750%, 07/01/19	645
	Marsh & McLennan
465	9.250%, 04/15/19	603
	MetLife
1,000	6.817%, 08/15/18	1,193
	Morgan Stanley MTN
500	5.750%, 10/18/16	555
500	0.687%, 10/18/16(A)	499
	Principal Financial Group
650	8.875%, 05/15/19	831
	Prudential Financial MTN
320	7.375%, 06/15/19	392
	Royal Bank of Canada MTN
500	2.200%, 07/27/18	503
500	2.150%, 03/15/19	497
375	0.850%, 03/08/16	376
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	495
	Ventas Realty
415	2.700%, 04/01/20 ‡	404
	Wells Fargo
300	2.150%, 01/15/19	299

		11,384

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Health Care — 6.3%
	Amgen
$350	5.700%, 02/01/19	$405
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,149
	Becton Dickinson and
500	3.125%, 11/08/21	508
	Celgene
250	3.250%, 08/15/22	244
	Gilead Sciences
875	3.050%, 12/01/16	920
	Merck Sharp & Dohme
750	5.000%, 06/30/19	848
	UnitedHealth Group
700	2.875%, 03/15/22	681

		4,755

Industrials — 2.1%
	Caterpillar
500	7.900%, 12/15/18	624
	Emerson Electric
500	2.625%, 02/15/23	478
	Raytheon
475	2.500%, 12/15/22	444

		1,546

Information Technology — 5.2%
	Affiliated Computer Services
500	5.200%, 06/01/15	525
	EMC
250	1.875%, 06/01/18	250
	Ingram Micro
170	5.000%, 08/10/22	174
	Intel
425	1.350%, 12/15/17	422
	International Business Machines
1,000	8.375%, 11/01/19	1,302
	Microsoft
500	3.625%, 12/15/23	513
	Symantec
250	2.750%, 09/15/15	256
	Texas Instruments
500	1.000%, 05/01/18	485

		3,927

Materials — 4.4%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,026
	Mosaic
500	5.625%, 11/15/43	537
10	3.750%, 11/15/21	10
	Praxair
500	2.200%, 08/15/22	461
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,301

		3,335

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Telecommunication Services — 1.0%
	AT&T
$305	5.500%, 02/01/18	$344
	Verizon Communications
350	3.650%, 09/14/18	373

		717

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	596
	Continental Airlines
465	9.000%, 07/08/16	532

		1,128

Utilities — 1.7%
	CenterPoint Energy
350	5.950%, 02/01/17	391
	Dominion Resources
525	5.200%, 01/15/16	561
	Duke Energy
250	1.625%, 08/15/17	251

		1,203

TOTAL CORPORATE OBLIGATIONS (Cost $43,963)		45,377

U.S. TREASURY OBLIGATIONS — 16.4%
	U.S. Treasury Bond
700	7.250%, 05/15/16	799
800	6.000%, 02/15/26	1,052
500	5.375%, 02/15/31	640
500	4.750%, 02/15/37	608
1,000	4.500%, 08/15/39	1,176
335	3.750%, 08/15/41	349
1,000	3.625%, 08/15/43	1,012
1,000	2.875%, 05/15/43	873
	U.S. Treasury Note
275	3.750%, 11/15/18	301
350	3.625%, 02/15/21	381
625	3.125%, 10/31/16	664
500	3.125%, 01/31/17	532
600	2.875%, 03/31/18	635
405	2.625%, 04/30/16	423
1,000	2.375%, 02/28/15	1,020
500	2.375%, 07/31/17	521
1,000	2.125%, 05/31/15	1,023
325	1.375%, 02/28/19	320

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,957)		12,329

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
	FFCB
800	4.040%, 06/05/28	797
	FHLB
1,100	5.125%, 03/10/17	1,232
475	4.750%, 03/10/23	541
1,000	4.125%, 03/13/20	1,105

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Utilities—(continued)
$1,100	3.750%, 12/14/18	$1,196
	FHLMC
875	8.250%, 06/01/16	1,018

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,694)		5,889

MUNICIPAL BONDS — 6.9%
	California State, Educational Facilities Authority, Build America Bonds, Ser B, RB
225	2.250%, 10/01/21	207
	California State, GO
1,000	7.950%, 03/01/36	1,177
560	6.509%, 04/01/39	615
	Hawaii State, Build America Bonds, GO
100	5.330%, 02/01/26	115
	Houston, Independent School District, GO
250	6.125%, 02/15/28	280
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	674
	Kauai County, Build America Bonds, GO
500	5.663%, 08/01/29	553
	Minneapolis, GO
250	4.900%, 03/01/25	268
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,268

TOTAL MUNICIPAL BONDS (Cost $5,050)		5,157

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.2%
	FHLMC, Ser E01488
216	5.000%, 10/01/18	229
	FHLMC, Ser G12710
214	5.500%, 07/01/22	232
	FNMA, Ser 2003-33, Cl AB
331	3.750%, 03/25/33	341
	FNMA, Ser 2003-58, Cl D
113	3.500%, 07/25/33	117
	FNMA, Ser 889958
100	5.000%, 10/01/23	108
	GNMA, Ser 2011-112, Cl JP
698	2.000%, 02/20/40	701
	GNMA, Ser 2013-109, Cl GA
712	3.500%, 07/16/43	703

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,415)		2,431

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.2%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
918	1.900%, 04/25/32 (Cost $826)	906

March 31, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Shares		Value (000)

SHORT-TERM INVESTMENT (B) — 3.1%
2,351,724	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $2,352)	$2,352

TOTAL INVESTMENTS (Cost $72,257†) — 99.2%		$74,441

Percentages are based on Net Assets of $75,012(000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2014. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of March 31, 2014.

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $72,257, and the unrealized appreciation and depreciation were $2,698 and $(514) respectively.

Cost figures are shown in thousands.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$45,377	$—	$45,377
U.S. Treasury Obligations	—	12,329	—	12,329
U.S. Government Agency Obligations	—	5,889	—	5,889
Municipal Bonds	—	5,157	—	5,157
U.S. Government Mortgage-Backed Obligations	—	2,431	—	2,431
Non-Agency Mortgage-Backed Obligation	—	906	—	906
Short-Term Investment	2,352	—	—	2,352

Total Investments in Securities	$2,352	$72,089	$—	$74,441

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 97.9%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$259

Alaska — 0.9%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,156
	Anchorage, Water Revenue, RB, NATL Insured
200	5.000%, 05/01/37	205

		1,361

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	581

California — 4.4%
	California State, GO
500	5.000%, 11/01/20	591
200	5.000%, 02/01/21	235
1,300	5.000%, 02/01/22	1,531
420	5.000%, 11/01/32	461
1,000	5.000%, 04/01/38	1,055
170	4.500%, 03/01/21	191
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,124
	California State, Public Works Board, Ser G, GO
275	5.000%, 12/01/22, Pre-Refunded @ 100 (A)	332
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,158

		6,678

Colorado — 0.4%
	Denver City & County, School District No. 1, GO
500	5.000%, 12/01/24	574

Florida — 0.8%
	Jacksonville, Capital Improvement Revenue Funding, RB
1,000	5.000%, 10/01/30	1,100

Hawaii — 82.0%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	585
1,000	5.000%, 07/15/22	1,103
250	5.000%, 09/01/22	295
500	4.000%, 03/01/22	542
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,061
	Hawaii County, Ser A, GO, NATL Insured
700	5.250%, 07/15/14, Pre-Refunded @ 100 (A)	710
500	5.000%, 07/15/14, Pre-Refunded @ 100 (A)	507
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	236
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,136
	Hawaii State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	432

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Hawaii — (continued)
$250	5.250%, 07/01/23	$286
2,500	5.250%, 07/01/27	2,841
900	5.250%, 07/01/30	980
1,250	5.000%, 07/01/22	1,420
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,180
1,500	4.125%, 07/01/24	1,552
1,000	3.000%, 07/01/17	1,050
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	753
910	4.650%, 03/01/37	862
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser B, RB, AMT, FGIC Insured
2,500	4.600%, 05/01/26	2,515
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,006
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	482
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	252
335	4.000%, 07/01/16	356
55	3.000%, 07/01/19	57
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	298
300	3.350%, 11/15/19	300
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,069
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, FSA Insured
110	4.250%, 11/01/26	113
	Hawaii State, Department of Transportation, RB, AMT
1,525	5.000%, 08/01/21	1,669
1,000	5.000%, 08/01/27	1,068
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	109
1,125	4.250%, 07/01/21	1,208
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	502
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	561
605	5.500%, 07/01/18	712
1,000	5.500%, 01/01/25	1,112
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	596
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	772
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	527
1,000	5.000%, 07/01/21	1,055
1,565	5.000%, 07/01/22	1,652
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,458
1,600	5.250%, 07/01/19	1,902
1,500	5.000%, 07/01/16	1,586

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Halelauwila Place Project, Ser A, RB
$1,000	0.700%, 12/01/15	$1,000
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	210
115	3.750%, 04/01/21	120
180	3.500%, 04/01/20	187
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,160
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	502
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	955
	Hawaii State, Pacific Health Project, Ser A, RB
1,000	4.625%, 07/01/21	1,094
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,042
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	96
470	5.000%, 07/01/21	491
	Hawaii State, Ser DG, GO, AMBAC Insured
1,110	5.000%, 07/01/16	1,174
	Hawaii State, Ser DI, GO, AGM Insured
1,935	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	2,104
375	5.000%, 03/01/25	398
	Hawaii State, Ser DK, GO
280	5.000%, 05/01/18	323
475	5.000%, 05/01/25	538
1,000	5.000%, 05/01/27	1,126
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	231
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	964
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	117
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,236
1,000	5.000%, 06/01/19	1,174
505	4.250%, 06/01/19	574
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	318
225	4.500%, 11/01/19	259
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	962
1,000	5.000%, 02/01/20	1,177
125	4.000%, 02/01/20	140
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,173
900	5.000%, 12/01/21	1,070
1,000	5.000%, 12/01/22	1,177
960	5.000%, 12/01/23	1,126
190	5.000%, 12/01/24	221
120	5.000%, 12/01/26	138
250	5.000%, 12/01/28	284
1,000	5.000%, 12/01/31	1,117
	Hawaii State, Ser EA, GO
225	5.000%, 12/01/20	266

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Hawaii — (continued)
$935	5.000%, 12/01/21	$1,111
1,300	5.000%, 12/01/22	1,530
	Hawaii State, Ser EF, GO
130	5.000%, 11/01/21	154
1,275	5.000%, 11/01/22	1,520
300	5.000%, 11/01/23	354
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,161
300	5.000%, 08/01/20	355
200	5.000%, 08/01/24	235
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,238
100	4.000%, 07/01/18	110
400	3.000%, 07/01/17	429
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NATL Insured
2,000	5.000%, 07/01/26	2,118
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
1,000	5.250%, 07/01/20	1,059
1,000	5.250%, 07/01/21	1,055
325	5.000%, 07/01/15	343
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
50	5.000%, 07/01/16	55
	Honolulu Hawaii City & County, Ser A, GO
100	5.250%, 08/01/31	113
1,100	5.250%, 04/01/32	1,222
680	5.000%, 11/01/21	806
1,100	5.000%, 11/01/22	1,311
1,000	5.000%, 04/01/33	1,076
1,000	4.250%, 08/01/32	1,038
2,000	4.000%, 11/01/19	2,252
325	4.000%, 08/01/22	354
500	4.000%, 11/01/37	502
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,125
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	335
250	5.000%, 12/01/18	291
395	5.000%, 08/01/21	467
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
290	5.250%, 07/01/15	308
1,015	5.250%, 07/01/16	1,120
575	5.250%, 07/01/18	670
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	229
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,143
	Honolulu Hawaii City & County, Ser D, GO, NATL Insured
1,500	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	1,590
	Honolulu Hawaii City & County, Ser F, GO, NATL Insured
1,000	5.000%, 07/01/15 , Pre-Refunded @ 100 (A)	1,060
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	735
1,000	5.000%, 07/01/25	1,136
100	5.000%, 07/01/31	111
1,000	5.000%, 07/01/38	1,069

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
$815	5.000%, 07/01/22	$873
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NATL Insured
1,000	5.000%, 07/01/31	1,065
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
175	6.900%, 06/20/35	175
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	293
150	5.000%, 08/01/23	174
250	4.000%, 08/01/24	270
250	3.250%, 08/01/23	255
	Kauai County, Ser A, GO, NATL Insured
2,000	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	2,128
160	4.250%, 08/01/14	162
	Kauai County, Ser A, GO, NATL Re-insures FGIC Insured
1,195	5.000%, 08/01/15 , Pre-Refunded @ 100 (A)	1,271
415	5.000%, 08/01/21	433
	Maui County, GO
250	5.000%, 06/01/20	292
150	5.000%, 06/01/21	177
	Maui County, GO, NATL Insured
910	5.000%, 03/01/15, Pre-Refunded @ 100 (A)	950
85	5.000%, 03/01/17	88
205	5.000%, 03/01/24	211
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,105
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,065
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/25	1,054
	Maui County, Ser B, GO
50	4.000%, 06/01/14	50
375	4.000%, 06/01/16	402
500	4.000%, 06/01/21	544
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	549
500	5.000%, 09/01/17	508
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,505
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	216
150	5.000%, 07/15/22	161
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	113
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,045
2,000	4.500%, 07/15/23	2,101
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,139

		123,095

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)		Value (000)

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
$100	4.100%, 06/01/27	$103

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	559

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	806

Maryland — 0.8%
	City of Baltimore Maryland, Ser B, RB
500	5.000%, 07/01/27	579
	Maryland State, GO
575	5.000%, 03/01/22	670

		1,249

Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	730

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19	115

Nevada — 0.2%
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	262

New Mexico — 0.1%
	New Mexico State, Finance Authority, Ser Senior LIEN-PUB, RB
150	5.000%, 06/01/26	165

New York — 2.0%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,095
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	584
500	4.000%, 08/01/18	557
	New York, New York, Ser H-1, GO
600	5.000%, 03/01/18	687

		2,923

Oklahoma — 0.8%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	136
	Oklahoma Water Resources Board, RB
1,000	3.000%, 10/01/18	1,072

		1,208

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

Face Amount (000)/Shares		Value (000)

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
$225	5.000%, 10/01/19	$263

Rhode Island — 0.2%
	Rhode Island State, Ser A, GO
250	5.500%, 08/01/24	294

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	548

Texas — 1.7%
	Dallas Area Rapid Transit, Ser Senior LIEN, RB
225	5.000%, 12/01/19	261
	Dallas, International Airport Refunding & Improvement, Ser C, RB
750	5.000%, 11/01/21	872
	North East Independent School District, GO
275	5.250%, 02/01/28	339
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,093

		2,565

Utah — 0.2%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	236

Washington — 0.6%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	845

TOTAL MUNICIPAL BONDS (Cost $143,171)		146,519

SHORT-TERM INVESTMENT (B) — 1.1%
1,704,362	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $1,704)	1,704

TOTAL INVESTMENTS (Cost $144,875†) — 99.0%		$148,223

Percentages are based on Net Assets of $149,672(000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of March 31, 2014.

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $144,875, and the unrealized appreciation and depreciation were $4,295 and $(947) respectively.

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Company

AMT	— Alternative Minimum Tax

BHAC	— Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

FGIC	— Financial Guarantee Insurance Corporation

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance

March 31, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2014

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

The following is a list of the inputs used as of March 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$146,519	$—	$146,519
Short-Term Investment	1,704	—	—	1,704

Total Investments in Securities	$1,704	$146,519	$—	$148,223

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

March 31, 2014	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: May 27, 2014

By (Signature and Title)*	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: May 27, 2014

*	Print the name and title of each signing officer under his or her signature.